Federal Home Loan Bank Advances (Summary Of Outstanding FHLB Advances) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	$ 474,481	$ 423,500
1.39% Advance Due February 2012 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	8,000	8,000
Federal Home Loan Bank advances, Interest rate	1.39%
Federal Home Loan Bank advances, Due date	2012
1.48% Advance Due April 2012 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	52,000	52,000
Federal Home Loan Bank advances, Interest rate	1.48%
Federal Home Loan Bank advances, Due date	2012
2.96% Advance Due January 2013 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	5,000	5,000
Federal Home Loan Bank advances, Interest rate	2.96%
Federal Home Loan Bank advances, Due date	2013
2.01% Advance Due February 2013 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	30,000	30,000
Federal Home Loan Bank advances, Interest rate	2.01%
Federal Home Loan Bank advances, Due date	2013
2.07% Advance Due April 2013 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	69,000	69,000
Federal Home Loan Bank advances, Interest rate	2.07%
Federal Home Loan Bank advances, Due date	2013
3.92% Advance Due April 2013 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	1,500	1,500
Federal Home Loan Bank advances, Interest rate	3.92%
Federal Home Loan Bank advances, Due date	2013
3.34% Advance Due June 2013 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	42,000	42,000
Federal Home Loan Bank advances, Interest rate	3.34%
Federal Home Loan Bank advances, Due date	2013
1.45% Advance Due July 2013 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	26,000	26,000
Federal Home Loan Bank advances, Interest rate	1.45%
Federal Home Loan Bank advances, Due date	2013
2.62% Advance Due April 2014 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	25,000	25,000
Federal Home Loan Bank advances, Interest rate	2.62%
Federal Home Loan Bank advances, Due date	2014
1.94% Advance Due July 2014 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	10,000	10,000
Federal Home Loan Bank advances, Interest rate	1.94%
Federal Home Loan Bank advances, Due date	2014
1.58% Advance Due September 2014 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	25,473
Federal Home Loan Bank advances, Interest rate	1.58%
Federal Home Loan Bank advances, Due date	2014
1.63% Advance Due September 2014 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	25,508
Federal Home Loan Bank advances, Interest rate	1.63%
Federal Home Loan Bank advances, Due date	2014
4.12% Advance Due February 2015 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	25,000	25,000
Federal Home Loan Bank advances, Interest rate	4.12%
Federal Home Loan Bank advances, Due date	2015
4.55% Advance Due February 2016 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	45,000	45,000
Federal Home Loan Bank advances, Interest rate	4.55%
Federal Home Loan Bank advances, Due date	2016
4.83% Advance Due May 2016 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	50,000	50,000
Federal Home Loan Bank advances, Interest rate	4.83%
Federal Home Loan Bank advances, Due date	2016
3.47% Advance Due November 2017 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	10,000	10,000
Federal Home Loan Bank advances, Interest rate	3.47%
Federal Home Loan Bank advances, Due date	2017
4.18% Advance Due February 2022 [Member]
Federal Home Loan Bank, Advances, Branch Of FHLB Bank [Line Items]
Federal Home Loan Bank advances	$ 25,000	$ 25,000
Federal Home Loan Bank advances, Interest rate	4.18%
Federal Home Loan Bank advances, Due date	2022